Schedule of Restatement on Balance Sheets (Details) (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Sep. 14, 2023	Dec. 31, 2022	Sep. 26, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, shares authorized	20,000,000	25,000,000		25,000,000
Common Stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, authorized	250,000,000	250,000,000		250,000,000
Common stock, issued	7,720,084	7,656,488		7,108,336
Common stock, outstanding	7,720,084	7,656,488		7,108,336
Series A Preferred Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000	1,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, stated value	$ 45,000	$ 45,000		$ 45,000
Preferred stock, shares issued	144,978	142,769		125,865
Preferred stock, shares outstanding	144,978	142,769		125,865
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, shares authorized				20,000,000
Common Stock, par value				$ 0.001
Common stock, authorized				250,000,000
Common stock, issued				7,108,336
Common stock, outstanding				7,108,336
Previously Reported [Member] | Series A Preferred Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Preferred stock, shares authorized				1,000,000
Preferred stock, par value				$ 0.001
Preferred stock, stated value				$ 45,000
Preferred stock, shares issued				125,865
Preferred stock, shares outstanding				125,865